Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

AlphaClone Alternative Alpha ETF (ALFA)
(the “Fund”)

January 21, 2020

Supplement to the
Summary Prospectus dated January 8, 2020
and the
Prospectus and Statement of Additional Information (“SAI”),
each dated July 31, 2019, as supplemented

Effective immediately, the size of Creation Units (as defined in the Summary Prospectus, Prospectus, and SAI) for the Fund is 25,000 Shares.

Please retain this Supplement with your Summary Prospectus, Prospectus, and
Statement of Additional Information for future reference.